Convertible Preferred Stock (Details) - Schedule of convertible preferred stock	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Conversion of Stock [Line Items]
Shares Authorized	22,806,009
Shares Issued and Outstanding	21,671,491
Aggregate Liquidation Preference (in Dollars) | $	$ 96,661,482
Series A [Member]
Conversion of Stock [Line Items]
Issuance Date	Jul. 06, 2016
Shares Authorized	8,000,000
Shares Issued and Outstanding	8,000,000
Original Issue Price per Share (in Dollars per share) | $ / shares	$ 1
Aggregate Liquidation Preference (in Dollars) | $	$ 8,000,000
Series B [Member]
Conversion of Stock [Line Items]
Issuance Date	Jul. 13, 2018
Shares Authorized	4,069,600
Shares Issued and Outstanding	4,069,600
Original Issue Price per Share (in Dollars per share) | $ / shares	$ 6.25
Aggregate Liquidation Preference (in Dollars) | $	$ 25,435,000
Series B-1 [Member]
Conversion of Stock [Line Items]
Issuance Date	Jul. 13, 2018
Shares Authorized	3,272,475
Shares Issued and Outstanding	3,272,475
Original Issue Price per Share (in Dollars per share) | $ / shares	$ 3.125
Aggregate Liquidation Preference (in Dollars) | $	$ 10,226,484
Series C [Member]
Conversion of Stock [Line Items]
Issuance Date	Feb. 04, 2020
Shares Authorized	7,463,934
Shares Issued and Outstanding	6,329,416
Original Issue Price per Share (in Dollars per share) | $ / shares	$ 8.3736
Aggregate Liquidation Preference (in Dollars) | $	$ 52,999,998